RELATED PARTY BALANCES AND TRANSACTIONS (Details)		12 Months Ended
	Oct. 15, 2020 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Dec. 16, 2020 CNY (¥)	Dec. 16, 2020 USD ($)	Mar. 31, 2020 USD ($)
RELATED PARTY BALANCES AND TRANSACTIONS
Borrowings from related party		¥ 4,880,000	$ 875,098
Amounts due to related parties			$ 2,968,782			$ 2,093,684
Mr. Xiaobo An | Lease agreement
RELATED PARTY BALANCES AND TRANSACTIONS
Lease charges	$ 0
Lease term (in years)	1 year
Hexin E-Commerce | Discontinued operations held for sale
RELATED PARTY BALANCES AND TRANSACTIONS
Cash consideration				¥ 5,000,000	$ 726,781